Inventories (Q3) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Inventories [Abstract]
Inventories
Inventories as of September 30, 2017 and December 31, 2016 consisted of the following:

	September 30, 2017	December 31, 2016
Raw materials, including parts and subassemblies	$347.1	$312.9
Work-in-process	69.2	45.3
Finished goods	75.4	69.8
	491.7	428.0
Excess of LIFO costs over FIFO costs	15.9	15.9
Inventories	$507.6	$443.9

Inventories as of December 31, 2016 and 2015 consisted of the following:
	2016	2015
Raw materials, including parts and subassemblies	$312,974	$347,925
Work-in-process	45,278	42,291
Finished goods	69,789	71,036
	428,041	461,252
Excess of LIFO costs over FIFO costs	15,908	13,698
Inventories	$443,949	$474,950